Commitments and Contingencies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies.
Rent expense	$ 13,000,000	$ 11,300,000	$ 11,000,000
Commitments for minimum rentals under the non-cancelable leases
2012	16,114,000
2013	17,260,000
2014	16,042,000
2015	11,158,000
2016	1,379,000
Thereafter	4,644,000
Total	66,597,000
Minimum sublease rentals	$ 5,000,000